Product Sales year-on-year analysis - Q2 2020 (Details) - USD ($) $ in Millions	3 Months Ended						6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020
Product sales
Product Sales	$ 6,048	$ 6,311	$ 6,250	$ 6,132	$ 5,718	$ 5,465
World
Product sales
Product Sales	$ 6,048						$ 12,359
Actual %, year-on-year	6.00%						11.00%
CER %, year-on-year	9.00%						13.00%
Emerging Markets
Product sales
Product Sales	$ 2,048						$ 4,319
Actual %, year-on-year	5.00%						9.00%
CER %, year-on-year	12.00%						14.00%
US
Product sales
Product Sales	$ 2,013						$ 4,074
Actual %, year-on-year	7.00%						11.00%
Europe
Product sales
Product Sales	$ 1,102						$ 2,300
Actual %, year-on-year	5.00%						13.00%
CER %, year-on-year	9.00%						17.00%
Established ROW
Product sales
Product Sales	$ 885						$ 1,666
Actual %, year-on-year	4.00%						8.00%
CER %, year-on-year	5.00%						9.00%
Oncology
Product sales
Product Sales	$ 2,609	2,502	2,274	2,334	2,167	1,892
Oncology | World
Product sales
Product Sales	$ 2,609						$ 5,111
Actual %, year-on-year	20.00%						26.00%
CER %, year-on-year	24.00%						28.00%
Oncology | Emerging Markets
Product sales
Product Sales	$ 750						$ 1,461
Actual %, year-on-year	34.00%						39.00%
CER %, year-on-year	43.00%						46.00%
Oncology | US
Product sales
Product Sales	$ 981						$ 1,951
Actual %, year-on-year	15.00%						20.00%
Oncology | Europe
Product sales
Product Sales	$ 442						$ 888
Actual %, year-on-year	32.00%						37.00%
CER %, year-on-year	37.00%						41.00%
Oncology | Established ROW
Product sales
Product Sales	$ 436						$ 811
Actual %, year-on-year	3.00%						10.00%
CER %, year-on-year	4.00%						9.00%
Tagrisso
Product sales
Product Sales	$ 1,034	982	884	891	784	630
Tagrisso | World
Product sales
Product Sales	$ 1,034						$ 2,016
Actual %, year-on-year	32.00%						43.00%
CER %, year-on-year	35.00%						45.00%
Tagrisso | Emerging Markets
Product sales
Product Sales	$ 315						$ 595
Actual %, year-on-year	65.00%						81.00%
CER %, year-on-year	74.00%						89.00%
Tagrisso | US
Product sales
Product Sales	$ 354						$ 725
Actual %, year-on-year	18.00%						30.00%
Tagrisso | Europe
Product sales
Product Sales	$ 163						$ 325
Actual %, year-on-year	46.00%						53.00%
CER %, year-on-year	51.00%						58.00%
Tagrisso | Established ROW
Product sales
Product Sales	$ 202						$ 371
Actual %, year-on-year	12.00%						18.00%
CER %, year-on-year	12.00%						18.00%
Imfinzi
Product sales
Product Sales	$ 492	462	424	412	338	295
Imfinzi | World
Product sales
Product Sales	$ 492						$ 954
Actual %, year-on-year	46.00%						51.00%
CER %, year-on-year	48.00%						52.00%
Imfinzi | Emerging Markets
Product sales
Product Sales	$ 30						$ 63
Imfinzi | US
Product sales
Product Sales	$ 287						$ 574
Actual %, year-on-year	19.00%						21.00%
Imfinzi | Europe
Product sales
Product Sales	$ 93						$ 167
Imfinzi | Established ROW
Product sales
Product Sales	$ 82						$ 150
Actual %, year-on-year	55.00%						70.00%
CER %, year-on-year	56.00%						71.00%
Lynparza
Product sales
Product Sales	$ 419	397	351	327	283	237
Lynparza | World
Product sales
Product Sales	$ 419						$ 816
Actual %, year-on-year	48.00%						57.00%
CER %, year-on-year	52.00%						60.00%
Lynparza | Emerging Markets
Product sales
Product Sales	$ 64						$ 120
Actual %, year-on-year	95.00%
Lynparza | US
Product sales
Product Sales	$ 209						$ 406
Actual %, year-on-year	47.00%						55.00%
Lynparza | Europe
Product sales
Product Sales	$ 96						$ 198
Actual %, year-on-year	45.00%						51.00%
CER %, year-on-year	50.00%						56.00%
Lynparza | Established ROW
Product sales
Product Sales	$ 50						$ 92
Actual %, year-on-year	20.00%						35.00%
CER %, year-on-year	21.00%						34.00%
Calquence
Product sales
Product Sales	$ 107	88	56	44	35	29
Calquence | World
Product sales
Product Sales	107						$ 195
Calquence | Emerging Markets
Product sales
Product Sales	1						2
Calquence | US
Product sales
Product Sales	107						193
Calquence | Established ROW
Product sales
Product Sales	(1)
Koselugo
Product sales
Product Sales	7
Koselugo | World
Product sales
Product Sales	7						7
Koselugo | US
Product sales
Product Sales	7						7
Faslodex
Product sales
Product Sales	146	166	166	205	267	254
Faslodex | World
Product sales
Product Sales	$ 146						$ 312
Actual %, year-on-year	(45.00%)						(40.00%)
CER %, year-on-year	(43.00%)						(38.00%)
Faslodex | Emerging Markets
Product sales
Product Sales	$ 52						$ 100
Actual %, year-on-year	2.00%						4.00%
CER %, year-on-year	10.00%						10.00%
Faslodex | US
Product sales
Product Sales	$ 11						$ 34
Actual %, year-on-year	(91.00%)						(87.00%)
Faslodex | Europe
Product sales
Product Sales	$ 52						$ 116
Actual %, year-on-year	(7.00%)						6.00%
CER %, year-on-year	(3.00%)						9.00%
Faslodex | Established ROW
Product sales
Product Sales	$ 31						$ 62
Actual %, year-on-year	(13.00%)						(4.00%)
CER %, year-on-year	(13.00%)						(4.00%)
Zoladex
Product sales
Product Sales	$ 217	225	196	226	197	194
Zoladex | World
Product sales
Product Sales	$ 217						$ 442
Actual %, year-on-year	10.00%						13.00%
CER %, year-on-year	17.00%						18.00%
Zoladex | Emerging Markets
Product sales
Product Sales	$ 139						$ 288
Actual %, year-on-year	15.00%						22.00%
CER %, year-on-year	24.00%						29.00%
Zoladex | US
Product sales
Product Sales	$ 3						$ 5
Actual %, year-on-year	55.00%						40.00%
Zoladex | Europe
Product sales
Product Sales	$ 33						$ 68
Actual %, year-on-year	8.00%						5.00%
CER %, year-on-year	14.00%						8.00%
Zoladex | Established ROW
Product sales
Product Sales	$ 42						$ 81
Actual %, year-on-year	(4.00%)						(7.00%)
CER %, year-on-year	(2.00%)						(6.00%)
Iressa
Product sales
Product Sales	$ 70	77	80	91	118	134
Iressa | World
Product sales
Product Sales	$ 70						$ 147
Actual %, year-on-year	(41.00%)						(42.00%)
CER %, year-on-year	(38.00%)						(40.00%)
Iressa | Emerging Markets
Product sales
Product Sales	$ 58						$ 120
Actual %, year-on-year	(26.00%)						(27.00%)
CER %, year-on-year	(23.00%)						(24.00%)
Iressa | US
Product sales
Product Sales	$ 4						$ 7
Actual %, year-on-year	(5.00%)						(3.00%)
Iressa | Europe
Product sales
Product Sales	$ 3						$ 9
Actual %, year-on-year	(85.00%)						(81.00%)
CER %, year-on-year	(85.00%)						(81.00%)
Iressa | Established ROW
Product sales
Product Sales	$ 5						$ 11
Actual %, year-on-year	(65.00%)						(67.00%)
CER %, year-on-year	(62.00%)						(66.00%)
Arimidex
Product sales
Product Sales	$ 58	50	51	63	60	51
Arimidex | World
Product sales
Product Sales	$ 58						$ 107
Actual %, year-on-year	(4.00%)						(3.00%)
Arimidex | Emerging Markets
Product sales
Product Sales	$ 48						$ 90
Actual %, year-on-year	35.00%						26.00%
CER %, year-on-year	41.00%						30.00%
Arimidex | Europe
Product sales
Product Sales	$ 1						$ 1
Actual %, year-on-year	(93.00%)						(90.00%)
CER %, year-on-year	(93.00%)						(90.00%)
Arimidex | Established ROW
Product sales
Product Sales	$ 9						$ 16
Actual %, year-on-year	(42.00%)						(32.00%)
CER %, year-on-year	(43.00%)						(32.00%)
Casodex
Product sales
Product Sales	$ 47	42	43	52	57	48
Casodex | World
Product sales
Product Sales	$ 47						$ 89
Actual %, year-on-year	(17.00%)						(15.00%)
CER %, year-on-year	(15.00%)						(13.00%)
Casodex | Emerging Markets
Product sales
Product Sales	$ 37						$ 69
Actual %, year-on-year	8.00%						8.00%
CER %, year-on-year	11.00%						11.00%
Casodex | Europe
Product sales
Product Sales							$ 1
Actual %, year-on-year							(84.00%)
CER %, year-on-year							(84.00%)
Casodex | Established ROW
Product sales
Product Sales	$ 10						$ 19
Actual %, year-on-year	(47.00%)						(43.00%)
CER %, year-on-year	(46.00%)						(42.00%)
Oncology, Others
Product sales
Product Sales	$ 12	13	26	20	28	20
Oncology, Others | World
Product sales
Product Sales	$ 12						$ 26
Actual %, year-on-year	(59.00%)						(50.00%)
CER %, year-on-year	(55.00%)						(47.00%)
Oncology, Others | Emerging Markets
Product sales
Product Sales	$ 6						$ 14
Actual %, year-on-year	(35.00%)						(23.00%)
CER %, year-on-year	(18.00%)						(14.00%)
Oncology, Others | US
Product sales
Product Sales	$ (1)
Oncology, Others | Europe
Product sales
Product Sales	$ 1						$ 3
Actual %, year-on-year	(32.00%)						(15.00%)
CER %, year-on-year	(35.00%)						(16.00%)
Oncology, Others | Established ROW
Product sales
Product Sales	$ 6						$ 9
Actual %, year-on-year	(67.00%)						(64.00%)
CER %, year-on-year	(74.00%)						(69.00%)
BioPharmaceuticals: CVRM
Product sales
Product Sales	$ 1,759	1,701	1,785	1,749	1,658	1,714
BioPharmaceuticals: CVRM | World
Product sales
Product Sales	$ 1,759						$ 3,460
Actual %, year-on-year	6.00%						3.00%
CER %, year-on-year	10.00%						6.00%
BioPharmaceuticals: CVRM | Emerging Markets
Product sales
Product Sales	$ 839						$ 1,612
Actual %, year-on-year	20.00%						11.00%
CER %, year-on-year	28.00%						17.00%
BioPharmaceuticals: CVRM | US
Product sales
Product Sales	$ 496						$ 988
Actual %, year-on-year	(6.00%)						(9.00%)
BioPharmaceuticals: CVRM | Europe
Product sales
Product Sales	$ 277						$ 586
Actual %, year-on-year	(3.00%)						3.00%
CER %, year-on-year	1.00%						6.00%
BioPharmaceuticals: CVRM | Established ROW
Product sales
Product Sales	$ 147						$ 274
Actual %, year-on-year	(1.00%)
CER %, year-on-year	1.00%						2.00%
Farxiga
Product sales
Product Sales	$ 443	405	419	398	377	349
Farxiga | World
Product sales
Product Sales	$ 443						$ 848
Actual %, year-on-year	17.00%						17.00%
CER %, year-on-year	23.00%						21.00%
Farxiga | Emerging Markets
Product sales
Product Sales	$ 165						$ 306
Actual %, year-on-year	49.00%						49.00%
CER %, year-on-year	62.00%						59.00%
Farxiga | US
Product sales
Product Sales	$ 124						$ 237
Actual %, year-on-year	(11.00%)						(12.00%)
Farxiga | Europe
Product sales
Product Sales	$ 107						$ 223
Actual %, year-on-year	20.00%						25.00%
CER %, year-on-year	25.00%						29.00%
Farxiga | Established ROW
Product sales
Product Sales	$ 47						$ 82
Actual %, year-on-year	24.00%						14.00%
CER %, year-on-year	26.00%						15.00%
Brilinta
Product sales
Product Sales	$ 437	408	428	416	389	348
Brilinta | World
Product sales
Product Sales	$ 437						$ 845
Actual %, year-on-year	12.00%						15.00%
CER %, year-on-year	16.00%						17.00%
Brilinta | Emerging Markets
Product sales
Product Sales	$ 156						$ 291
Actual %, year-on-year	30.00%						34.00%
CER %, year-on-year	39.00%						40.00%
Brilinta | US
Product sales
Product Sales	$ 187						$ 351
Actual %, year-on-year	11.00%						9.00%
Brilinta | Europe
Product sales
Product Sales	$ 80						$ 173
Actual %, year-on-year	(9.00%)						2.00%
CER %, year-on-year	(5.00%)						5.00%
Brilinta | Established ROW
Product sales
Product Sales	$ 14						$ 30
Actual %, year-on-year	6.00%						7.00%
CER %, year-on-year	10.00%						10.00%
Bydureon
Product sales
Product Sales	$ 116	100	139	127	141	142
Bydureon | World
Product sales
Product Sales	$ 116						$ 216
Actual %, year-on-year	(18.00%)						(24.00%)
CER %, year-on-year	(17.00%)						(23.00%)
Bydureon | Emerging Markets
Product sales
Product Sales	$ 1						$ 2
Actual %, year-on-year	(87.00%)						(74.00%)
CER %, year-on-year	(86.00%)						(72.00%)
Bydureon | US
Product sales
Product Sales	$ 101						$ 185
Actual %, year-on-year	(14.00%)						(21.00%)
Bydureon | Europe
Product sales
Product Sales	$ 12						$ 24
Actual %, year-on-year	(22.00%)						(29.00%)
CER %, year-on-year	(19.00%)						(26.00%)
Bydureon | Established ROW
Product sales
Product Sales	$ 2						$ 5
Actual %, year-on-year	(23.00%)						(37.00%)
CER %, year-on-year	(18.00%)						(34.00%)
Onglyza
Product sales
Product Sales	$ 115	141	131	127	116	153
Onglyza | World
Product sales
Product Sales	$ 115						$ 256
Actual %, year-on-year	(1.00%)						(5.00%)
CER %, year-on-year	3.00%						(3.00%)
Onglyza | Emerging Markets
Product sales
Product Sales	$ 52						$ 100
Actual %, year-on-year	19.00%						15.00%
CER %, year-on-year	27.00%						21.00%
Onglyza | US
Product sales
Product Sales	$ 38						$ 105
Actual %, year-on-year	(9.00%)						(12.00%)
Onglyza | Europe
Product sales
Product Sales	$ 14						$ 29
Actual %, year-on-year	(22.00%)						(21.00%)
CER %, year-on-year	(19.00%)						(18.00%)
Onglyza | Established ROW
Product sales
Product Sales	$ 11						$ 22
Actual %, year-on-year	(20.00%)						(15.00%)
CER %, year-on-year	(17.00%)						(13.00%)
Byetta
Product sales
Product Sales	$ 15	20	27	28	25	30
Byetta | World
Product sales
Product Sales	$ 15						$ 35
Actual %, year-on-year	(42.00%)						(36.00%)
CER %, year-on-year	(41.00%)						(35.00%)
Byetta | Emerging Markets
Product sales
Product Sales	$ 2						$ 5
Actual %, year-on-year	(37.00%)						13.00%
CER %, year-on-year	(30.00%)						21.00%
Byetta | US
Product sales
Product Sales	$ 7						$ 19
Actual %, year-on-year	(53.00%)						(47.00%)
Byetta | Europe
Product sales
Product Sales	$ 4						$ 7
Actual %, year-on-year	(16.00%)						(29.00%)
CER %, year-on-year	(13.00%)						(26.00%)
Byetta | Established ROW
Product sales
Product Sales	$ 2						$ 4
Actual %, year-on-year	(26.00%)						(21.00%)
CER %, year-on-year	(26.00%)						(20.00%)
Other diabetes
Product sales
Product Sales	$ 10	13	16	14	11	11
Other diabetes | World
Product sales
Product Sales	$ 10						$ 23
Actual %, year-on-year	(9.00%)						3.00%
CER %, year-on-year	(5.00%)						6.00%
Other diabetes | Emerging Markets
Product sales
Product Sales	$ 1						$ 3
Other diabetes | US
Product sales
Product Sales	$ 6						$ 13
Actual %, year-on-year	(31.00%)						(21.00%)
Other diabetes | Europe
Product sales
Product Sales	$ 3						$ 6
Actual %, year-on-year	37.00%						44.00%
CER %, year-on-year	44.00%						50.00%
Other diabetes | Established ROW
Product sales
Product Sales							$ 1
Actual %, year-on-year							(60.00%)
CER %, year-on-year							(25.00%)
Lokelma
Product sales
Product Sales	$ 17	11	8	4	2
Lokelma | World
Product sales
Product Sales	17						$ 28
Lokelma | Emerging Markets
Product sales
Product Sales	1						1
Lokelma | US
Product sales
Product Sales	12						22
Lokelma | Europe
Product sales
Product Sales	1						2
Lokelma | Established ROW
Product sales
Product Sales	3						3
Crestor
Product sales
Product Sales	281	301	296	337	310	335
Crestor | World
Product sales
Product Sales	$ 281						$ 582
Actual %, year-on-year	(10.00%)						(10.00%)
CER %, year-on-year	(6.00%)						(8.00%)
Crestor | Emerging Markets
Product sales
Product Sales	$ 177						$ 369
Actual %, year-on-year	(3.00%)						(9.00%)
CER %, year-on-year	2.00%						(6.00%)
Crestor | US
Product sales
Product Sales	$ 17						$ 45
Actual %, year-on-year	(40.00%)						(17.00%)
Crestor | Europe
Product sales
Product Sales	$ 30						$ 64
Actual %, year-on-year	(18.00%)						(15.00%)
CER %, year-on-year	(16.00%)						(13.00%)
Crestor | Established ROW
Product sales
Product Sales	$ 57						$ 104
Actual %, year-on-year	(11.00%)						(5.00%)
CER %, year-on-year	(10.00%)						(5.00%)
Seloken/Toprol-XL
Product sales
Product Sales	$ 218	177	190	177	168	225
Seloken/Toprol-XL | World
Product sales
Product Sales	$ 218						$ 395
Actual %, year-on-year	29.00%
CER %, year-on-year	38.00%						6.00%
Seloken/Toprol-XL | Emerging Markets
Product sales
Product Sales	$ 210						$ 376
Actual %, year-on-year	35.00%						8.00%
CER %, year-on-year	45.00%						14.00%
Seloken/Toprol-XL | US
Product sales
Product Sales	$ 2						$ 6
Actual %, year-on-year	(53.00%)						(78.00%)
Seloken/Toprol-XL | Europe
Product sales
Product Sales	$ 4						$ 8
Actual %, year-on-year	(48.00%)						(39.00%)
CER %, year-on-year	(48.00%)						(39.00%)
Seloken/Toprol-XL | Established ROW
Product sales
Product Sales	$ 2						$ 5
Actual %, year-on-year	2.00%
CER %, year-on-year	9.00%						5.00%
Atacand
Product sales
Product Sales	$ 59	66	60	55	56	50
Atacand | World
Product sales
Product Sales	$ 59						$ 126
Actual %, year-on-year	6.00%						19.00%
CER %, year-on-year	14.00%						25.00%
Atacand | Emerging Markets
Product sales
Product Sales	$ 45						$ 94
Actual %, year-on-year	21.00%						23.00%
CER %, year-on-year	33.00%						31.00%
Atacand | US
Product sales
Product Sales	$ 2						$ 5
Actual %, year-on-year	(39.00%)						(15.00%)
Atacand | Europe
Product sales
Product Sales	$ 6						$ 15
Actual %, year-on-year	(43.00%)						(2.00%)
CER %, year-on-year	(43.00%)						(2.00%)
Atacand | Established ROW
Product sales
Product Sales	$ 6						$ 12
Actual %, year-on-year	43.00%						37.00%
CER %, year-on-year	52.00%						43.00%
CVRM, Others
Product sales
Product Sales	$ 48	59	72	65	63	71
CVRM, Others | World
Product sales
Product Sales	$ 48						$ 106
Actual %, year-on-year	(23.00%)						(20.00%)
CER %, year-on-year	(20.00%)						(18.00%)
CVRM, Others | Emerging Markets
Product sales
Product Sales	$ 29						$ 65
Actual %, year-on-year	(31.00%)						(30.00%)
CER %, year-on-year	(28.00%)						(28.00%)
CVRM, Others | Europe
Product sales
Product Sales	$ 16						$ 35
Actual %, year-on-year	25.00%						15.00%
CER %, year-on-year	29.00%						18.00%
CVRM, Others | Established ROW
Product sales
Product Sales	$ 3						$ 6
Actual %, year-on-year	(65.00%)						(36.00%)
CER %, year-on-year	(69.00%)						(39.00%)
BioPharmaceuticals: Respiratory & Immunology
Product sales
Product Sales	$ 1,117	1,551	1,537	1,319	1,252	1,283
BioPharmaceuticals: Respiratory & Immunology | World
Product sales
Product Sales	$ 1,117						$ 2,668
Actual %, year-on-year	(11.00%)						5.00%
CER %, year-on-year	(8.00%)						7.00%
BioPharmaceuticals: Respiratory & Immunology | Emerging Markets
Product sales
Product Sales	$ 221						$ 759
Actual %, year-on-year	(50.00%)						(21.00%)
CER %, year-on-year	(46.00%)						(18.00%)
BioPharmaceuticals: Respiratory & Immunology | US
Product sales
Product Sales	$ 472						$ 984
Actual %, year-on-year	15.00%						30.00%
BioPharmaceuticals: Respiratory & Immunology | Europe
Product sales
Product Sales	$ 267						$ 587
Actual %, year-on-year	(3.00%)						5.00%
CER %, year-on-year	1.00%						8.00%
BioPharmaceuticals: Respiratory & Immunology | Established ROW
Product sales
Product Sales	$ 157						$ 338
Actual %, year-on-year	23.00%						29.00%
CER %, year-on-year	26.00%						31.00%
Symbicort
Product sales
Product Sales	$ 653	790	712	613	585	585
Symbicort | World
Product sales
Product Sales	$ 653						$ 1,442
Actual %, year-on-year	12.00%						23.00%
CER %, year-on-year	15.00%						26.00%
Symbicort | Emerging Markets
Product sales
Product Sales	$ 135						$ 290
Actual %, year-on-year	3.00%						10.00%
CER %, year-on-year	12.00%						16.00%
Symbicort | US
Product sales
Product Sales	$ 248						$ 558
Actual %, year-on-year	20.00%						46.00%
Symbicort | Europe
Product sales
Product Sales	$ 161						$ 356
Actual %, year-on-year	(6.00%)						1.00%
CER %, year-on-year	(3.00%)						4.00%
Symbicort | Established ROW
Product sales
Product Sales	$ 109						$ 238
Actual %, year-on-year	42.00%						39.00%
CER %, year-on-year	47.00%						42.00%
Pulmicort
Product sales
Product Sales	$ 97	380	413	337	333	383
Pulmicort | World
Product sales
Product Sales	$ 97						$ 477
Actual %, year-on-year	(71.00%)						(33.00%)
CER %, year-on-year	(69.00%)						(32.00%)
Pulmicort | Emerging Markets
Product sales
Product Sales	$ 58						$ 371
Actual %, year-on-year	(78.00%)						(36.00%)
CER %, year-on-year	(76.00%)						(34.00%)
Pulmicort | US
Product sales
Product Sales	$ 13						$ 36
Actual %, year-on-year	(60.00%)						(36.00%)
Pulmicort | Europe
Product sales
Product Sales	$ 15						$ 40
Actual %, year-on-year	(21.00%)						(8.00%)
CER %, year-on-year	(18.00%)						(4.00%)
Pulmicort | Established ROW
Product sales
Product Sales	$ 11						$ 30
Actual %, year-on-year	(43.00%)						(26.00%)
CER %, year-on-year	(42.00%)						(25.00%)
Fasenra
Product sales
Product Sales	$ 227	199	206	202	167	129
Fasenra | World
Product sales
Product Sales	$ 227						$ 426
Actual %, year-on-year	36.00%						44.00%
CER %, year-on-year	37.00%						45.00%
Fasenra | Emerging Markets
Product sales
Product Sales	$ 1						$ 7
Actual %, year-on-year	(30.00%)
CER %, year-on-year	(5.00%)
Fasenra | US
Product sales
Product Sales	$ 152						$ 272
Actual %, year-on-year	33.00%						31.00%
Fasenra | Europe
Product sales
Product Sales	$ 42						$ 88
Actual %, year-on-year	57.00%						96.00%
CER %, year-on-year	63.00%
Fasenra | Established ROW
Product sales
Product Sales	$ 32						$ 59
Actual %, year-on-year	32.00%						41.00%
CER %, year-on-year	33.00%						41.00%
Daliresp/Daxas
Product sales
Product Sales	$ 53	53	58	53	56	48
Daliresp/Daxas | World
Product sales
Product Sales	$ 53						$ 106
Actual %, year-on-year	(7.00%)						1.00%
CER %, year-on-year	(7.00%)						2.00%
Daliresp/Daxas | Emerging Markets
Product sales
Product Sales	$ 1						$ 2
Actual %, year-on-year	(17.00%)						(13.00%)
CER %, year-on-year	(9.00%)						(7.00%)
Daliresp/Daxas | US
Product sales
Product Sales	$ 45						$ 90
Actual %, year-on-year	(7.00%)						1.00%
Daliresp/Daxas | Europe
Product sales
Product Sales	$ 6						$ 13
Actual %, year-on-year	(3.00%)						7.00%
CER %, year-on-year	1.00%						11.00%
Daliresp/Daxas | Established ROW
Product sales
Product Sales	$ 1						$ 1
Actual %, year-on-year	(37.00%)						(3.00%)
CER %, year-on-year	(70.00%)						(36.00%)
Bevespi
Product sales
Product Sales	$ 10	12	12	10	10	10
Bevespi | World
Product sales
Product Sales	$ 10						$ 22
Actual %, year-on-year	(1.00%)						10.00%
CER %, year-on-year	(3.00%)						10.00%
Bevespi | US
Product sales
Product Sales	$ 9						$ 21
Actual %, year-on-year	(6.00%)						5.00%
Bevespi | Europe
Product sales
Product Sales	$ 1						$ 1
Breztri
Product sales
Product Sales	7	4	1	1
Breztri | World
Product sales
Product Sales	7						11
Breztri | Emerging Markets
Product sales
Product Sales	5						9
Breztri | Established ROW
Product sales
Product Sales	2						2
Respiratory, Others
Product sales
Product Sales	70	113	135	102	101	128
Respiratory, Others | World
Product sales
Product Sales	$ 70						$ 184
Actual %, year-on-year	(30.00%)						(20.00%)
CER %, year-on-year	(28.00%)						(18.00%)
Respiratory, Others | Emerging Markets
Product sales
Product Sales	$ 21						$ 80
Actual %, year-on-year	(52.00%)						(29.00%)
CER %, year-on-year	(52.00%)						(27.00%)
Respiratory, Others | US
Product sales
Product Sales	$ 5						$ 7
Respiratory, Others | Europe
Product sales
Product Sales	$ 42						$ 89
Actual %, year-on-year	(18.00%)						(16.00%)
CER %, year-on-year	(15.00%)						(14.00%)
Respiratory, Others | Established ROW
Product sales
Product Sales	$ 2						$ 8
Actual %, year-on-year	(60.00%)						(14.00%)
CER %, year-on-year	(36.00%)						4.00%
Other medicines
Product sales
Product Sales	$ 563	557	653	731	641	576
Other medicines | World
Product sales
Product Sales	$ 563						$ 1,120
Actual %, year-on-year	(12.00%)						(8.00%)
CER %, year-on-year	(10.00%)						(6.00%)
Other medicines | Emerging Markets
Product sales
Product Sales	$ 238						$ 487
Actual %, year-on-year	(5.00%)						(2.00%)
CER %, year-on-year							1.00%
Other medicines | US
Product sales
Product Sales	$ 64						$ 151
Actual %, year-on-year	(29.00%)						(26.00%)
Other medicines | Europe
Product sales
Product Sales	$ 116						$ 239
Actual %, year-on-year	(23.00%)						(4.00%)
CER %, year-on-year	(23.00%)						(4.00%)
Other medicines | Established ROW
Product sales
Product Sales	$ 145						$ 243
Actual %, year-on-year	(3.00%)						(9.00%)
CER %, year-on-year	(3.00%)						(9.00%)
Nexium
Product sales
Product Sales	$ 377	338	353	374	393	363
Nexium | World
Product sales
Product Sales	$ 377						$ 714
Actual %, year-on-year	(4.00%)						(5.00%)
CER %, year-on-year	(1.00%)						(3.00%)
Nexium | Emerging Markets
Product sales
Product Sales	$ 184						$ 371
Actual %, year-on-year	3.00%
CER %, year-on-year	9.00%						5.00%
Nexium | US
Product sales
Product Sales	$ 40						$ 80
Actual %, year-on-year	(24.00%)						(32.00%)
Nexium | Europe
Product sales
Product Sales	$ 15						$ 36
Actual %, year-on-year	(7.00%)						14.00%
CER %, year-on-year	(4.00%)						18.00%
Nexium | Established ROW
Product sales
Product Sales	$ 138						$ 227
Actual %, year-on-year	(5.00%)						(4.00%)
CER %, year-on-year	(5.00%)						(4.00%)
Synagis
Product sales
Product Sales	$ 90	85	63	146	96	53
Synagis | World
Product sales
Product Sales	$ 90						$ 176
Actual %, year-on-year	(5.00%)						18.00%
CER %, year-on-year	(5.00%)						18.00%
Synagis | Emerging Markets
Product sales
Product Sales							$ 5
Synagis | US
Product sales
Product Sales	$ 14						$ 21
Actual %, year-on-year	41.00%						(40.00%)
Synagis | Europe
Product sales
Product Sales	$ 76						$ 150
Actual %, year-on-year	(11.00%)						32.00%
CER %, year-on-year	(11.00%)						32.00%
Losec/Prilosec
Product sales
Product Sales	$ 45	54	46	73	68	76
Losec/Prilosec | World
Product sales
Product Sales	$ 45						$ 99
Actual %, year-on-year	(34.00%)						(32.00%)
CER %, year-on-year	(31.00%)						(30.00%)
Losec/Prilosec | Emerging Markets
Product sales
Product Sales	$ 37						$ 81
Actual %, year-on-year	(16.00%)						(15.00%)
CER %, year-on-year	(12.00%)						(12.00%)
Losec/Prilosec | US
Product sales
Product Sales	$ 1						$ 3
Actual %, year-on-year	(90.00%)						(44.00%)
Losec/Prilosec | Europe
Product sales
Product Sales	$ 5						$ 10
Actual %, year-on-year	(60.00%)						(68.00%)
CER %, year-on-year	(60.00%)						(68.00%)
Losec/Prilosec | Established ROW
Product sales
Product Sales	$ 2						$ 5
Actual %, year-on-year	(75.00%)						(62.00%)
CER %, year-on-year	(74.00%)						(62.00%)
Seroquel XR/IR
Product sales
Product Sales	$ 27	36	40	82	32	37
Seroquel XR/IR | World
Product sales
Product Sales	$ 27						$ 63
Actual %, year-on-year	(16.00%)						(9.00%)
CER %, year-on-year	(14.00%)						(8.00%)
Seroquel XR/IR | Emerging Markets
Product sales
Product Sales	$ 15						$ 27
Actual %, year-on-year	49.00%						11.00%
CER %, year-on-year	57.00%						15.00%
Seroquel XR/IR | US
Product sales
Product Sales	$ 1						$ 14
Seroquel XR/IR | Europe
Product sales
Product Sales	$ 7						$ 15
Actual %, year-on-year	(71.00%)						(69.00%)
CER %, year-on-year	(71.00%)						(69.00%)
Seroquel XR/IR | Established ROW
Product sales
Product Sales	$ 4						$ 7
Actual %, year-on-year	(23.00%)						(36.00%)
CER %, year-on-year	(25.00%)						(37.00%)
Other, Others
Product sales
Product Sales	$ 24	$ 44	$ 151	$ 56	$ 52	$ 47
Other, Others | World
Product sales
Product Sales	$ 24						$ 68
Actual %, year-on-year	(53.00%)						(32.00%)
CER %, year-on-year	(52.00%)						(31.00%)
Other, Others | Emerging Markets
Product sales
Product Sales	$ 2						$ 3
Actual %, year-on-year	(88.00%)						(64.00%)
CER %, year-on-year	(93.00%)						(73.00%)
Other, Others | US
Product sales
Product Sales	$ 8						$ 33
Actual %, year-on-year	(74.00%)						(44.00%)
Other, Others | Europe
Product sales
Product Sales	$ 13						$ 28
Actual %, year-on-year	3.00%						5.00%
CER %, year-on-year	1.00%						5.00%
Other, Others | Established ROW
Product sales
Product Sales	$ 1						$ 4
Actual %, year-on-year							(34.00%)
CER %, year-on-year							(22.00%)